9 CAPITAL STOCK: Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016	Dec. 31, 2015
Number of share options outstanding in share-based payment arrangement	14,625,938	13,486,235	14,771,000
Number of share options exercisable in share-based payment arrangement	6,806,398
Stock Option 1
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Exercise price of outstanding share options	$ 0.10
Option Expiration Date	Feb. 15, 2018
Stock Option 2
Number of share options outstanding in share-based payment arrangement	400,000
Number of share options exercisable in share-based payment arrangement	400,000
Exercise price of outstanding share options	$ 0.10
Option Expiration Date	Feb. 25, 2018
Stock Option 3
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Exercise price of outstanding share options	$ 0.10
Option Expiration Date	Jul. 15, 2018
Stock Option 4
Number of share options outstanding in share-based payment arrangement	1,150,000
Number of share options exercisable in share-based payment arrangement	1,150,000
Exercise price of outstanding share options	$ 0.12
Option Expiration Date	Dec. 18, 2018
Stock Option 5
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	200,000
Exercise price of outstanding share options	$ 0.11
Option Expiration Date	Apr. 10, 2019
Stock Option 6
Number of share options outstanding in share-based payment arrangement	50,000
Number of share options exercisable in share-based payment arrangement	50,000
Exercise price of outstanding share options	$ 0.19
Option Expiration Date	Aug. 11, 2019
Stock Option 7
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Exercise price of outstanding share options	$ 0.25
Option Expiration Date	Sep. 10, 2019
Stock Option 8
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	200,000
Exercise price of outstanding share options	$ 0.34
Option Expiration Date	Nov. 06, 2019
Stock Option 9
Number of share options outstanding in share-based payment arrangement	175,000
Number of share options exercisable in share-based payment arrangement	175,000
Exercise price of outstanding share options	$ 0.33
Option Expiration Date	Nov. 26, 2019
Stock Option 10
Number of share options outstanding in share-based payment arrangement	1,300,000
Number of share options exercisable in share-based payment arrangement	1,300,000
Exercise price of outstanding share options	$ 0.55
Option Expiration Date	Dec. 29, 2019
Stock Option 11
Number of share options outstanding in share-based payment arrangement	410,000
Number of share options exercisable in share-based payment arrangement	273,333
Exercise price of outstanding share options	$ 0.68
Option Expiration Date	Feb. 09, 2020
Stock Option 12
Number of share options outstanding in share-based payment arrangement	150,000
Number of share options exercisable in share-based payment arrangement	100,000
Exercise price of outstanding share options	$ 0.65
Option Expiration Date	Mar. 26, 2020
Stock Option 13
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	66,667
Exercise price of outstanding share options	$ 0.68
Option Expiration Date	Jun. 08, 2020
Stock Option 14
Number of share options outstanding in share-based payment arrangement	914,258
Number of share options exercisable in share-based payment arrangement	609,505
Exercise price of outstanding share options	$ 0.41
Option Expiration Date	Jul. 09, 2020
Stock Option 15
Number of share options outstanding in share-based payment arrangement	455,000
Number of share options exercisable in share-based payment arrangement	303,333
Exercise price of outstanding share options	$ 0.41
Option Expiration Date	Aug. 13, 2020
Stock Option 16
Number of share options outstanding in share-based payment arrangement	125,000
Number of share options exercisable in share-based payment arrangement	83,333
Exercise price of outstanding share options	$ 0.41
Option Expiration Date	Sep. 15, 2020
Stock Option 17
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	200,000
Exercise price of outstanding share options	$ 0.44
Option Expiration Date	Oct. 05, 2020
Stock Option 18
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	133,333
Exercise price of outstanding share options	$ 0.47
Option Expiration Date	Oct. 14, 2020
Stock Option 19
Number of share options outstanding in share-based payment arrangement	400,000
Number of share options exercisable in share-based payment arrangement	400,000
Exercise price of outstanding share options	$ 0.46
Option Expiration Date	Oct. 19, 2020
Stock Option 20
Number of share options outstanding in share-based payment arrangement	10,000
Number of share options exercisable in share-based payment arrangement	6,667
Exercise price of outstanding share options	$ 0.45
Option Expiration Date	Oct. 22, 2020
Stock Option 21
Number of share options outstanding in share-based payment arrangement	60,000
Number of share options exercisable in share-based payment arrangement	40,000
Exercise price of outstanding share options	$ 0.42
Option Expiration Date	Nov. 10, 2020
Stock Option 22
Number of share options outstanding in share-based payment arrangement	2,234,680
Number of share options exercisable in share-based payment arrangement	744,894
Exercise price of outstanding share options	$ 0.38
Stock Option 22 | Bottom of range
Option Expiration Date	Feb. 09, 2021
Stock Option 22 | Top of range
Option Expiration Date	Feb. 12, 2021
Stock Option 23
Number of share options outstanding in share-based payment arrangement	211,000
Number of share options exercisable in share-based payment arrangement	70,333
Exercise price of outstanding share options	$ 0.15
Option Expiration Date	Dec. 15, 2021
Stock Option 24
Number of share options outstanding in share-based payment arrangement	4,881,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options	$ 0.10
Stock Option 24 | Bottom of range
Option Expiration Date	Jun. 13, 2022
Stock Option 24 | Top of range
Option Expiration Date	Jun. 16, 2022
Stock Option 25
Number of share options outstanding in share-based payment arrangement	500,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options	$ 0.10
Option Expiration Date	Nov. 01, 2022